Nuveen ESG Dividend ETF (NUDV)
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.7%
X –
COMMON STOCKS - 99.7%
Communication Services - 4.6%
4,690 Comcast Corp, Class A $ 218,273
745 Fox Corp, Class A 24,064
428 Fox Corp, Class B 12,844
1,146 Interpublic Group of Cos Inc/The 37,807
588 Omnicom Group Inc 53,143
2,289 Sirius XM Holdings Inc 11,651
5,315 Verizon Communications Inc 225,090
Total Communication Services 582,872
Consumer Discretionary - 6.9%
641 Bath & Body Works Inc 27,345
583 Best Buy Co Inc 42,262
393 Hasbro Inc 19,237
781 Home Depot Inc/The 275,662
797 LKQ Corp 37,196
901 Lowe's Cos Inc 191,769
1,769 Starbucks Corp 164,570
324 Tractor Supply Co 72,770
114 Vail Resorts Inc 25,308
981 VF Corp 16,147
Total Consumer Discretionary 872,266
Consumer Staples - 10.2%
1,599 Archer-Daniels-Midland Co 88,872
449 (b) Bunge Global SA 39,552
369 Clorox Co/The 53,597
3,816 Coca-Cola Co/The 227,014
202 General Mills Inc 13,112
895 Hormel Foods Corp 27,181
316 J M Smucker Co/The 41,570
3,117 Keurig Dr Pepper Inc 97,999
1,007 Kimberly-Clark Corp 121,817
2,039 Kroger Co/The 94,079
748 McCormick & Co Inc/MD 50,984
1,303 PepsiCo Inc 219,595
1,286 Target Corp 178,857
2,186 Walgreens Boots Alliance Inc 49,338
Total Consumer Staples 1,303,567
Energy - 1.6%
3,011 Baker Hughes Co 85,813
1,736 ONEOK Inc 118,482
Total Energy 204,295
Financials - 23.3%
808 Ally Financial Inc 29,637
306 Ameriprise Financial Inc 118,370
1,471 Annaly Capital Management Inc 28,229
158 Assurant Inc 26,536
7,085 Bank of America Corp 240,961
2,319 Bank of New York Mellon Corp/The 128,612
251 BlackRock Inc 194,352
1,135 Capital One Financial Corp 153,588
2,997 Citigroup Inc 168,341
748 Discover Financial Services 78,929

Nuveen ESG Dividend ETF (NUDV)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Financials (continued)
1,763 Fidelity National Information Services Inc $ 109,764
2,012 Fifth Third Bancorp 68,891
537 Goldman Sachs Group Inc/The 206,213
910 Hartford Financial Services Group Inc/The 79,134
4,312 Huntington Bancshares Inc/OH 54,892
2,777 KeyCorp 40,350
1,902 MetLife Inc 131,847
2,238 Morgan Stanley 195,243
1,024 Nasdaq Inc 59,156
617 Northern Trust Corp 49,138
1,185 PNC Financial Services Group Inc/The 179,184
1,081 Prudential Financial Inc 113,429
591 Raymond James Financial Inc 65,116
949 State Street Corp 70,103
1,245 Synchrony Financial 48,393
653 Travelers Cos Inc/The 138,018
4,416 US Bancorp 183,441
Total Financials 2,959,867
Health Care - 10.0%
721 Amgen Inc 226,582
3,666 Bristol-Myers Squibb Co 179,157
612 Cigna Group/The 184,181
2,331 Gilead Sciences Inc 182,424
1,713 Johnson & Johnson 272,196
6,648 Pfizer Inc 180,028
334 Quest Diagnostics Inc 42,896
Total Health Care 1,267,464
Industrials - 15.5%
1,642 3M Co 154,923
261 Allegion plc 32,335
765 Automatic Data Processing Inc 188,022
352 Broadridge Financial Solutions Inc 71,878
747 Caterpillar Inc 224,332
347 CH Robinson Worldwide Inc 29,179
421 Cummins Inc 100,745
417 Dover Corp 62,458
775 Eaton Corp PLC 190,712
608 Ferguson PLC 114,219
160 Hubbell Inc 53,691
712 Illinois Tool Works Inc 185,761
2,026 Johnson Controls International plc 106,750
1,226 Otis Worldwide Corp 108,428
268 Owens Corning 40,610
319 Robert Half Inc 25,373
342 Rockwell Automation Inc 86,622
309 Toro Co/The 28,576
1,211 United Parcel Service Inc, Class B 171,841
Total Industrials 1,976,455
Information Technology - 11.5%
637 Accenture PLC, Class A 231,791
4,298 Cisco Systems Inc 215,674
1,714 Gen Digital Inc 40,245
3,821 Hewlett Packard Enterprise Co 58,423
2,639 HP Inc 75,766
1,236 International Business Machines Corp 227,004
957 Juniper Networks Inc 35,371
622 NetApp Inc 54,238

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
Shares Description (a) Value
Information Technology (continued)
768 NXP Semiconductors NV $ 161,718
965 Paychex Inc 117,469
588 Seagate Technology Holdings PLC 50,380
1,228 Texas Instruments Inc 196,627
Total Information Technology 1,464,706
Materials - 4.6%
4,300 Amcor PLC 40,549
240 Avery Dennison Corp 47,868
938 Ball Corp 52,012
760 International Flavors & Fragrances Inc 61,317
979 International Paper Co 35,077
772 LyondellBasell Industries NV, Class A 72,661
3,430 Newmont Corp 118,369
699 PPG Industries Inc 98,587
469 Steel Dynamics Inc 56,604
Total Materials 583,044
Real Estate - 8.3%
885 American Tower Corp 173,150
423 AvalonBay Communities Inc 75,721
444 Boston Properties Inc 29,526
1,292 Crown Castle Inc 139,859
901 Digital Realty Trust Inc 126,555
218 Equinix Inc 180,890
536 Healthpeak Properties Inc 9,916
2,119 Host Hotels & Resorts Inc 40,727
869 Iron Mountain Inc 58,675
495 Regency Centers Corp 31,022
1,198 Ventas Inc 55,575
1,545 Welltower Inc 133,658
Total Real Estate 1,055,274
Utilities - 3.2%
580 American Water Works Co Inc 71,932
441 Atmos Energy Corp 50,247
1,023 Consolidated Edison Inc 92,991
748 Essential Utilities Inc 26,823
1,040 Eversource Energy 56,389
2,966 Exelon Corp 103,246
Total Utilities 401,628
Total Common Stocks
(cost $12,379,088) 12,671,438
Total Long-Term Investments
(cost $12,379,088) 12,671,438
Other Assets & Liabilities, Net - 0.3% 35,982
Net Assets - 100% $ 12,707,420

Nuveen ESG Dividend ETF (NUDV)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 12,671,438 $ – $ – $ 12,671,438
Total
$ 12,671,438 $ – $ – $ 12,671,438
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen ESG Emerging Markets Equity ETF
(NUEM)
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 100.3%
X –
COMMON STOCKS - 100.3%
Communication Services - 10.4%
27,105 37 Interactive Entertainment Network Technology Group Co Ltd, Class A $ 62,797
723,552 America Movil SAB de CV 655,075
284,607 (b) Baidu Inc, Class A 3,691,727
192,521 Bharti Airtel Ltd 2,714,043
956 CD Projekt SA 25,141
5,267 Emirates Telecommunications Group Co PJSC 27,504
291,908 Focus Media Information Technology Co Ltd, Class A 229,906
756 G-bits Network Technology Xiamen Co Ltd, Class A 19,078
339 (b) HYBE Co Ltd 51,181
20,046 Info Edge India Ltd 1,214,594
2,000 JOYY Inc, ADR 61,320
3,255 (b) JYP Entertainment Corp 183,645
61,641 (b) Kakao Corp 2,424,720
47,283 Kanzhun Ltd, ADR 657,706
31,100 Kingnet Network Co Ltd, Class A 41,228
7,444 KT Corp 197,443
396,291 (b) Kuaishou Technology, 144A 1,982,152
1,750 (b) NCSoft Corp 259,750
160,621 NetEase Inc 3,112,870
265,663 Ooredoo QPSC 780,718
295,111 Saudi Telecom Co 3,210,722
13,327 SK Telecom Co Ltd 501,267
7,045 Tata Communications Ltd 147,362
46,932 Telefonica Brasil SA 487,832
116,822 Turkcell Iletisim Hizmetleri AS 263,912
Total Communication Services 23,003,693
Consumer Discretionary - 14.0%
9,244 AIMA Technology Group Co Ltd, Class A 34,805
800,550 Alibaba Group Holding Ltd 7,122,486
34,654 (b) Allegro.eu SA, 144A 264,351
74,029 BYD Co Ltd 1,650,613
35,820 BYD Co Ltd, Class A 852,496
36,140 China Tourism Group Duty Free Corp Ltd, 144A 315,758
38,083 China Tourism Group Duty Free Corp Ltd, Class A 423,687
560,614 Chow Tai Fook Jewellery Group Ltd 757,310
18,263 (b) Coway Co Ltd 756,711
113,128 (b),(c) East Buy Holding Ltd, 144A 332,846
7,895 Eicher Motors Ltd 365,032
460 (b),(d) FF Group 5
58,000 Great Wall Motor Co Ltd 57,056
46,500 Great Wall Motor Co Ltd, Class A 132,427
218,600 Haier Smart Home Co Ltd 616,602
11,400 Haier Smart Home Co Ltd, Class A 35,454
5,734 Hanon Systems 26,723
5,658 Hero MotoCorp Ltd 314,879
15,809 Hotai Motor Co Ltd 320,226
281,580 Indian Hotels Co Ltd 1,670,449
990 JUMBO SA 27,960
30,929 LG Electronics Inc 2,166,756
83,459 (b) Li Auto Inc, Class A 1,131,684
78,828 Mahindra & Mahindra Ltd 1,567,708
129,639 Minor International PCL 111,451
7,798 Naspers Ltd 1,315,368
105,215 Pop Mart International Group Ltd, 144A 235,808

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Consumer Discretionary (continued)
340,398 PTT Oil & Retail Business PCL $ 173,665
56,584 Titan Co Ltd 2,519,421
316,806 (b) Tongcheng Travel Holdings Ltd 643,561
27,346 Trent Ltd 1,016,521
1,780 TVS Motor Co Ltd 42,898
30,873 (b) Vipshop Holdings Ltd, ADR 490,572
25,303 (b) XPeng Inc, Class A 104,711
43,449 Yum China Holdings Inc 1,502,901
1,098,014 (b) Zomato Ltd 1,845,146
Total Consumer Discretionary 30,946,047
Consumer Staples - 6.4%
262,744 (b) Alibaba Health Information Technology Ltd 96,127
45,567 Arca Continental SAB de CV 518,825
1,596 Bid Corp Ltd 38,970
3,552 Britannia Industries Ltd 222,349
93,456 China Mengniu Dairy Co Ltd 206,106
1,272 Colgate-Palmolive India Ltd 39,352
32,370 CP ALL PCL 47,673
154,310 Fomento Economico Mexicano SAB de CV 2,097,207
96,494 Hindustan Unilever Ltd 2,883,476
96,895 Inner Mongolia Yili Industrial Group Co Ltd, Class A 365,904
8,097 Marico Ltd 51,467
80,450 Nestle India Ltd 2,427,729
260,795 Nongfu Spring Co Ltd, 144A 1,412,859
89,492 Raia Drogasil SA 458,228
73,378 Savola Group/The 879,534
35,026 Tata Consumer Products Ltd 471,547
329,700 Unilever Indonesia Tbk PT 64,770
441,895 Wal-Mart de Mexico SAB de CV 1,829,534
29,864 Yihai Kerry Arawana Holdings Co Ltd, Class A 123,099
Total Consumer Staples 14,234,756
Energy - 4.0%
281,213 Cosan SA 1,039,801
1,123,533 Dialog Group Bhd 434,686
125,521 Empresas Copec SA 796,081
14,381 HD Hyundai Co Ltd 769,343
22,022 Motor Oil Hellas Corinth Refineries SA 604,733
93,410 Offshore Oil Engineering Co Ltd, Class A 72,919
197,909 Qatar Fuel QSC 853,384
16,410 (b) SK Innovation Co Ltd 1,439,787
14,934 S-Oil Corp 764,239
405,415 Thai Oil PCL 625,649
240,376 Ultrapar Participacoes SA 1,370,422
20,300 Yantai Jereh Oilfield Services Group Co Ltd, Class A 74,593
Total Energy 8,845,637
Financials - 23.7%
5,791,825 Agricultural Bank of China Ltd 2,237,527
940,264 Agricultural Bank of China Ltd, Class A 509,866
39,504 AU Small Finance Bank Ltd, 144A 302,831
679,381 B3 SA - Brasil Bolsa Balcao 1,799,821
562,300 Banco Bradesco SA 1,746,839
2,361,956 Bank Central Asia Tbk PT 1,429,447
955,553 Bank Negara Indonesia Persero Tbk PT 348,189
6,595,313 Bank Rakyat Indonesia Persero Tbk PT 2,382,337
626 Capitec Bank Holdings Ltd 67,249
197,856 Cathay Financial Holding Co Ltd 279,089
196,000 Chailease Holding Co Ltd 1,089,602

Shares Description (a) Value
Financials (continued)
6,871,598 China Construction Bank Corp $ 4,078,700
192,198 China Construction Bank Corp, Class A 183,793
790,785 China Merchants Bank Co Ltd 2,888,089
7,838 China Merchants Bank Co Ltd, Class A 33,554
130,797 Commercial International Bank - Egypt (CIB) 372,920
3,698 Credicorp Ltd 548,894
4,047 (b) DB Insurance Co Ltd 266,535
385,406 First Abu Dhabi Bank PJSC 1,536,189
715,860 FirstRand Ltd 2,614,219
974,694 Fubon Financial Holding Co Ltd 2,008,587
22,039 Grupo Financiero Banorte SAB de CV 224,631
92,787 Haci Omer Sabanci Holding AS 221,999
16,922 Hana Financial Group Inc 606,055
248,333 HDFC Bank Ltd 4,373,591
29,600 Huatai Securities Co Ltd, 144A 34,874
144,929 Huatai Securities Co Ltd, Class A 277,587
751,684 (b) IDFC First Bank Ltd 763,508
6,264,124 Industrial & Commercial Bank of China Ltd 3,061,045
604,080 Industrial & Commercial Bank of China Ltd, Class A 435,353
25,704 Industrial Bank Co Ltd, Class A 56,362
30,342 KB Financial Group Inc 1,286,747
14,425 Komercni Banka AS 475,185
101,771 Kotak Mahindra Bank Ltd 2,236,863
489,541 Malayan Banking Bhd 958,383
940 (b) mBank SA 126,066
24,499 Mega Financial Holding Co Ltd 29,470
717,213 Ping An Insurance Group Co of China Ltd 3,000,143
3,950 Ping An Insurance Group Co of China Ltd, Class A 22,306
37,856 (b) Piraeus Financial Holdings SA 154,204
40,023 Powszechna Kasa Oszczednosci Bank Polski SA 512,446
1,379,363 Public Bank Bhd 1,280,212
10,189 (b) Samsung Fire & Marine Insurance Co Ltd 2,015,432
3,971 Samsung Life Insurance Co Ltd 206,189
7,066 Santander Bank Polska SA 863,914
33,263 Shinhan Financial Group Co Ltd 1,018,090
87,325 Standard Bank Group Ltd 937,821
2,897 Woori Financial Group Inc 30,128
657,021 Yapi ve Kredi Bankasi AS 472,889
39,000 Yuanta Financial Holding Co Ltd 33,705
Total Financials 52,439,475
Health Care - 2.7%
174,229 3SBio Inc, 144A 130,829
83,927 (b) Akeso Inc, 144A 425,687
47,700 Chongqing Zhifei Biological Products Co Ltd, Class A 298,753
2,038 Cipla Ltd/India 33,155
28,088 Dr Sulaiman Al Habib Medical Services Group Co 2,172,081
50,000 Hansoh Pharmaceutical Group Co Ltd, 144A 74,962
35,520 IHH Healthcare Bhd 45,808
124,300 Jiangsu Hengrui Pharmaceuticals Co Ltd, Class A 648,903
15,360 Richter Gedeon Nyrt 416,750
800 Shenzhen Mindray Bio-Medical Electronics Co Ltd, Class A 29,924
2,778 (b) SK Bioscience Co Ltd 132,172
27,579 (c) WuXi AppTec Co Ltd, 144A 190,510
20,090 WuXi AppTec Co Ltd, Class A 151,788
227,930 (b) Wuxi Biologics Cayman Inc, 144A 597,725
10,949 (b) Yuhan Corp 485,656
8,040 Zhangzhou Pientzehuang Pharmaceutical Co Ltd, Class A 223,480
Total Health Care 6,058,183

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Industrials - 4.9%
806 ABB India Ltd $ 45,341
626,940 Airports of Thailand PCL 1,055,871
1,517 Budimex SA 261,263
14,150 CCR SA 37,572
56,061 Contemporary Amperex Technology Co Ltd, Class A 1,184,645
56,240 COSCO SHIPPING Holdings Co Ltd, Class A 78,005
3,600 Grupo Aeroportuario del Centro Norte SAB de CV 33,027
28,253 Grupo Aeroportuario del Pacifico SAB de CV, Class B 440,767
1,865 Grupo Aeroportuario del Sureste SAB de CV, Class B 54,480
5,012 Havells India Ltd 78,122
6,173 (b) Hyundai Glovis Co Ltd 808,944
48,924 (b) JD Logistics Inc, 144A 42,558
66,868 Jiangsu Zhongtian Technology Co Ltd, Class A 107,754
20,025 (b) LG Corp 1,230,323
2,738 Localiza Rent a Car SA 29,989
15,175 Mytilineos SA 626,386
3,198 (b) POSCO Future M Co Ltd 607,420
200,725 Rumo SA 936,779
7,351 (b) Samsung Engineering Co Ltd 122,824
97,272 SF Holding Co Ltd, Class A 477,567
16,348 Shanghai M&G Stationery Inc, Class A 69,825
25,013 Shenzhen Inovance Technology Co Ltd, Class A 195,119
9,460 Siemens Ltd 471,657
29,039 SM Investments Corp 464,253
4,275 Sociedad Quimica y Minera de Chile SA, Class B 184,848
3,976 Sungrow Power Supply Co Ltd, Class A 43,447
32,624 (b) Turk Hava Yollari AO 293,244
153,356 Turkiye Sise ve Cam Fabrikalari AS 249,158
2,704 Voltronic Power Technology Corp 115,764
18,000 Weichai Power Co Ltd 31,776
133,400 Weichai Power Co Ltd, Class A 274,659
10,554 ZTO Express Cayman Inc, ADR 172,663
Total Industrials 10,826,050
Information Technology - 20.3%
834,493 Acer Inc 1,227,764
155,721 Advantech Co Ltd 1,679,127
8,381 ASE Technology Holding Co Ltd 36,416
113,200 Asustek Computer Inc 1,611,227
64,251 AUO Corp 37,771
1,243,000 Compal Electronics Inc 1,423,715
355,187 Delta Electronics Inc 3,177,443
773,456 Delta Electronics Thailand PCL 1,716,853
74,127 HCL Technologies Ltd 1,406,778
116,019 Infosys Ltd 2,320,415
1,312,316 Lenovo Group Ltd 1,371,534
3,427 LG Display Co Ltd 29,914
591,032 Lite-On Technology Corp 2,048,818
65,000 MediaTek Inc 2,006,102
18,564 Samsung Electro-Mechanics Co Ltd 1,941,733
35,543 SK Hynix Inc 3,587,189
944,092 Taiwan Semiconductor Manufacturing Co Ltd 18,942,468
372,566 TCL Technology Group Corp, Class A 210,337
14,000 WPG Holdings Ltd 39,004
Total Information Technology 44,814,608
Materials - 8.5%
11,057 Anglo American Platinum Ltd 473,812
3,245 Anglogold Ashanti UK Ltd 58,977
64,823 Asian Paints Ltd 2,308,864
1,141,100 Barito Pacific Tbk PT 76,652

Shares Description (a) Value
Materials (continued)
22,700 Beijing Oriental Yuhong Waterproof Technology Co Ltd, Class A $ 51,104
12,657 Berger Paints India Ltd 86,137
318,886 (b) Cemex SAB de CV 265,498
22,166 China Jushi Co Ltd, Class A 28,365
622,813 China Steel Corp 500,447
504,216 CMOC Group Ltd 276,062
355,523 CMOC Group Ltd, Class A 266,133
99,185 Eregli Demir ve Celik Fabrikalari TAS 141,011
81,005 Ganfeng Lithium Group Co Ltd, 144A 216,573
31,210 Ganfeng Lithium Group Co Ltd, Class A 148,051
382,115 Gerdau SA 1,627,107
50,700 Gold Fields Ltd 757,253
27,350 Grasim Industries Ltd 716,324
6,200 (b) Industrias Penoles SAB de CV 81,704
292,381 Klabin SA 252,670
118,024 Klabin SA 508,537
2,763 Korea Zinc Co Ltd 980,242
14,167 Kumba Iron Ore Ltd 421,238
3,377 LG Chem Ltd 1,099,394
861 LG Chem Ltd 175,471
337,230 Nan Ya Plastics Corp 656,154
671 PI Industries Ltd 27,251
5,943 Pidilite Industries Ltd 181,277
188,300 Press Metal Aluminium Holdings Bhd 188,698
39,531 SABIC Agri-Nutrients Co 1,351,397
34,721 Sahara International Petrochemical Co 291,649
274,991 (b) Saudi Arabian Mining Co 3,402,465
14,194 Supreme Industries Ltd 705,899
26,928 Tianqi Lithium Corp, Class A 174,548
3,200 Yunnan Energy New Material Co Ltd, Class A 18,954
25,496 Zangge Mining Co Ltd, Class A 88,035
31,589 Zhejiang Huayou Cobalt Co Ltd, Class A 109,734
Total Materials 18,713,687
Real Estate - 2.4%
1,013,616 Aldar Properties PJSC 1,407,436
150,000 Central Pattana PCL 273,765
93,986 China Resources Land Ltd 283,741
8,000 China Resources Mixc Lifestyle Services Ltd, 144A 23,077
36,315 Country Garden Services Holdings Co Ltd 23,878
205,121 DLF Ltd 1,982,450
2,032,059 SM Prime Holdings Inc 1,236,309
Total Real Estate 5,230,656
Utilities - 3.0%
2,704 (b) Adani Green Energy Ltd 54,359
242,186 China Resources Gas Group Ltd 684,680
2,896 Cia de Saneamento Basico do Estado de Sao Paulo SABESP 46,220
298,500 Companhia Paranaense de Energia 611,970
43,149 CPFL Energia SA 316,647
66,642 Engie Brasil Energia SA 547,314
261,551 ENN Energy Holdings Ltd 1,933,883
43,046 Equatorial Energia SA 308,660
81,954 Interconexion Electrica SA ESP 353,285
5,240 Manila Electric Co 33,695
462,268 Power Grid Corp of India Ltd 1,443,409
140,700 Tenaga Nasional Bhd 318,880
Total Utilities 6,653,002
Total Common Stocks
(cost $216,093,975) 221,765,794

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
X –
COMMON STOCK RIGHTS - 0.0%
Industrials - 0.0%
9 Localiza Rent a Car SA $ 16
Total Industrials 16
Information Technology - 0.0%
1,089 LG Display Co Ltd 1,343
Total Information Technology 1,343
Total Common Stock Rights
(cost $0) 1,359
Principal
Amount (000) Description (a) Coupon Maturity Value
–
CORPORATE BONDS - 0.0%
Consumer Staples - 0.0%
$ 25 Britannia Industries Ltd 5.500% 6/03/24 297
Total Consumer Staples 297
Total Corporate Bonds
(cost $199) 297
Total Long-Term Investments
(cost $216,094,174) 221,767,450
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
404,824 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(f) $ 404,824
Total Investments Purchased with Collateral from Securities Lending
(cost $404,824) 404,824
Total Investments (cost $ 216,498,998 ) - 100 .5% 222,172,274
Other Assets & Liabilities, Net - (0.5)% (1,011,229)
Net Assets - 100% $ 221,161,045

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 218,990,398 $ 2,775,391 $ 5 $ 221,765,794
Common Stock Rights 16 1,343 – 1,359
Corporate Bonds – 297 – 297
Investments Purchased with Collateral from
Securities Lending 404,824 – – 404,824
Total
$ 219,395,238 $ 2,777,031 $ 5 $ 222,172,274
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $387,583.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt

Nuveen ESG International Developed Markets
Equity ETF (NUDM)
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.7%
X –
COMMON STOCKS - 99.7%
Communication Services - 6.0%
1,527,467 BT Group PLC $ 2,182,461
115,839 KDDI Corp 3,880,715
111,739 Nintendo Co Ltd 6,352,325
11,349 Publicis Groupe SA 1,147,723
1,946,248 Singapore Telecommunications Ltd 3,495,338
109,292 SoftBank Corp 1,468,068
8,720 Tele2 AB 74,994
148,831 Telenor ASA 1,661,016
202,089 Telia Co AB 525,742
28,189 Telstra Group Ltd 75,283
253,611 WPP PLC 2,491,321
Total Communication Services 23,354,986
Consumer Discretionary - 13.3%
74,764 Amadeus IT Group SA 5,283,678
39,222 Bayerische Motoren Werke AG 4,123,302
14,045 Bayerische Motoren Werke AG 1,384,517
62,575 Cie Generale des Etablissements Michelin SCA 2,094,900
4,964 D'ieteren Group 1,012,106
23,087 (b) Dufry AG 893,768
9,140 Fast Retailing Co Ltd 2,484,854
63,868 H & M Hennes & Mauritz AB 911,627
36,615 (b) HelloFresh SE 491,993
1,679 Hermes International 3,570,663
537,202 Honda Motor Co Ltd 6,157,564
197 Kering SA 82,012
52,470 (b) Ocado Group PLC 365,227
147,764 Oriental Land Co Ltd/Japan 5,561,810
479,509 Panasonic Holdings Corp 4,620,410
195,040 (b) Rakuten Group Inc 867,956
60,767 Sharp Corp/Japan 414,467
11,427 Sodexo SA 1,298,356
81,653 Sony Group Corp 8,208,591
59,059 Wesfarmers Ltd 2,271,012
Total Consumer Discretionary 52,098,813
Consumer Staples - 9.6%
104,943 Ajinomoto Co Inc 4,370,023
37,470 (b) Coca-Cola Europacific Partners PLC 2,581,683
87,239 Danone SA 5,850,690
26,638 Kerry Group PLC, Class A 2,392,389
8,495 L'Oreal SA 4,103,555
104,698 Mowi ASA 1,900,396
165,633 Orkla ASA 1,306,804
39,916 Reckitt Benckiser Group PLC 2,901,435
1,314,041 Tesco PLC 4,795,865
125,578 Unilever PLC 6,152,019
453,224 Wilmar International Ltd 1,119,197
Total Consumer Staples 37,474,056
Energy - 1.2%
56,343 Ampol Ltd 1,354,620
100,338 Neste Oyj 3,493,199
Total Energy 4,847,819

Shares Description (a) Value
Financials - 20.7%
190,675 3i Group PLC $ 6,019,386
14,570 Ageas SA/NV 630,059
23,280 Allianz SE 6,266,341
172,752 Assicurazioni Generali SpA 3,882,517
188,573 AXA SA 6,382,734
385,492 Banco Bilbao Vizcaya Argentaria SA 3,632,994
37,852 Banco Santander SA 153,592
256,083 Bank Hapoalim BM 2,194,917
6,984 Banque Cantonale Vaudoise 902,054
874,602 BOC Hong Kong Holdings Ltd 2,094,413
112,643 DNB Bank ASA 2,209,426
10,293 Eurazeo SE 883,840
45,406 Gjensidige Forsikring ASA 736,893
94,580 Hong Kong Exchanges & Clearing Ltd 2,862,596
1,914,309 Intesa Sanpaolo SpA 5,953,374
1 Isracard Ltd 3
14,581 KBC Group NV 957,919
9,886,256 Lloyds Banking Group PLC 5,355,009
319,040 Mizuho Financial Group Inc 5,897,356
101,349 MS&AD Insurance Group Holdings Inc 4,262,655
1,365,932 NatWest Group PLC 3,917,232
16,410 NN Group NV 678,077
5,447 Oversea-Chinese Banking Corp Ltd 52,540
123,291 Poste Italiane SpA, 144A 1,347,954
37,443 Societe Generale SA 974,512
245,727 Suncorp Group Ltd 2,304,993
19,108 Svenska Handelsbanken AB 208,143
4,007 Swiss Re AG 462,894
175,283 Tokio Marine Holdings Inc 4,712,586
161,368 UBS Group AG 4,888,913
Total Financials 80,825,922
Health Care - 12.6%
83,463 Astellas Pharma Inc 984,941
69,652 Chugai Pharmaceutical Co Ltd 2,547,831
22,774 CSL Ltd 4,542,019
187,267 Daiichi Sankyo Co Ltd 5,666,372
919 Eisai Co Ltd 43,996
47,601 (b) Hoya Corp 6,169,324
3,595 Lonza Group AG 1,780,213
19,400 Merck KGaA 3,211,563
3,701 (b),(c) NMC Health PLC –
95,923 Novartis AG 9,996,522
107,559 Novo Nordisk A/S, Class B 12,145,022
40,423 Ramsay Health Care Ltd 1,368,949
1,551 Sartorius AG 574,340
Total Health Care 49,031,092
Industrials - 17.1%
103,754 ABB Ltd 4,437,529
49,154 ACS Actividades de Construccion y Servicios SA 1,953,669
39,660 (b) AerCap Holdings NV 3,036,370
7,002 Aeroports de Paris 946,177
45,055 Bouygues SA 1,663,015
328,361 Brambles Ltd 3,177,803
56,965 Bunzl PLC 2,332,228
128,223 Computershare Ltd 2,152,102
48,320 Dai Nippon Printing Co Ltd 1,418,775
2,845 Daikin Industries Ltd 464,873
23,337 DCC PLC 1,710,597
43,166 DHL Group 2,087,501

Nuveen ESG International Developed Markets Equity ETF (NUDM)
(continued)
Portfolio of Investments
January 31, 2024

Shares Description (a) Value
Industrials (continued)
17,373 Eiffage SA $ 1,832,037
9,656 Getlink SE 167,821
179,642 (b) Grab Holdings Ltd 551,501
2,302 (b) Hitachi Construction Machinery Co Ltd 66,678
343,116 Keppel Ltd 1,838,374
17,936 Komatsu Ltd 520,871
370,227 MTR Corp Ltd 1,202,951
35,299 Recruit Holdings Co Ltd 1,431,279
165,788 RELX PLC 6,886,823
29,485 Rentokil Initial PLC 153,307
29,535 Schneider Electric SE 5,867,870
2,403 SGS SA 224,207
45,954 Siemens AG 8,320,254
82,170 Smiths Group PLC 1,697,774
368,173 Transurban Group 3,288,074
47,862 Vestas Wind Systems A/S 1,371,731
16,865 Volvo AB 418,509
224,225 Volvo AB 5,423,144
Total Industrials 66,643,844
Information Technology - 6.8%
15,607 ASML Holding NV 13,531,967
23,716 Fujitsu Ltd 3,381,163
6,446 Ibiden Co Ltd 332,674
35,938 Logitech International SA 3,035,574
14,913 SAP SE 2,604,839
63,061 STMicroelectronics NV 2,802,678
56,834 (b) Worldline SA/France, 144A 778,799
Total Information Technology 26,467,694
Materials - 7.2%
34,570 Antofagasta PLC 763,802
64,971 Boliden AB 1,741,493
32,996 Croda International PLC 2,019,001
14,095 Endeavour Mining PLC 253,444
141,507 Fortescue Metals Group Ltd 2,795,071
1,348 Givaudan SA 5,671,075
160,808 IGO Ltd 803,644
8,295 (b) James Hardie Industries PLC 319,189
41,401 Mineral Resources Ltd 1,640,720
33,536 Mitsui Chemicals Inc 1,003,499
675,837 (d) Pilbara Minerals Ltd 1,586,005
43,799 SIG Group AG 927,190
17,763 Sika AG 4,971,611
3,367 Smurfit Kappa Group PLC 126,363
332,626 Sumitomo Chemical Co Ltd 795,071
50,840 Sumitomo Metal Mining Co Ltd 1,426,337
49,383 Umicore SA 1,135,607
Total Materials 27,979,122
Real Estate - 2.7%
11,937 Covivio SA/France 585,570
140,027 Daiwa House Industry Co Ltd 4,391,201
227,822 Dexus 1,174,693
27,775 Goodman Group 470,033
89,984 Mitsui Fudosan Co Ltd 2,294,923
319,153 Sino Land Co Ltd 333,146
102,112 Stockland 307,805
101,303 Swire Pacific Ltd 784,014
1 (b) Unibail-Rodamco-Westfield 73

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Real Estate (continued)
46,009 Vicinity Ltd $ 62,349
Total Real Estate 10,403,807
Utilities - 2.5%
202,423 Iberdrola SA 2,457,181
441,935 National Grid PLC 5,937,351
2,732 Orsted AS 155,874
13,670 Verbund AG 1,123,330
Total Utilities 9,673,736
Total Common Stocks
(cost $337,127,555) 388,800,891
Shares Description (a) Value
X –
COMMON STOCK RIGHTS - 0.0%
Industrials - 0.0%
49,154 ACS Actividades de Construccion y Servicios SA 22,639
Total Industrials 22,639
Total Common Stock Rights
(cost $25,493) 22,639
Total Long-Term Investments
(cost $337,153,048) 388,823,530
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
400,144 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(f) $ 400,144
Total Investments Purchased with Collateral from Securities Lending
(cost $400,144) 400,144
Total Investments (cost $337,553,192 ) - 99.8% 389,223,674
Other Assets & Liabilities, Net - 0.2% 835,719
Net Assets - 100% $ 390,059,393

Nuveen ESG International Developed Markets Equity ETF (NUDM)
(continued)
Portfolio of Investments
January 31, 2024

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 388,800,891 $ – $ –* $ 388,800,891
Common Stock Rights 22,639 – – 22,639
Investments Purchased with Collateral from
Securities Lending 400,144 – – 400,144
Total
$ 389,223,674 $ – $ – $ 389,223,674
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $370,326.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3. Value equals zero as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.8%
X –
COMMON STOCKS - 99.8%
Communication Services - 7.9%
6,290 (b) Alphabet Inc, Class A $ 881,229
16,825 AT&T Inc 297,634
5,910 Comcast Corp, Class A 275,052
1,445 Electronic Arts Inc 198,803
5,023 Sirius XM Holdings Inc 25,567
270 (b) Take-Two Interactive Software Inc 44,531
778 Verizon Communications Inc 32,948
4,013 Walt Disney Co/The 385,449
4,191 (b) Warner Bros Discovery Inc 41,994
Total Communication Services 2,183,207
Consumer Discretionary - 8.0%
54 (b) AutoZone Inc 149,155
127 (b) Booking Holdings Inc 445,449
3,079 eBay Inc 126,454
1,320 Lowe's Cos Inc 280,949
64 (b) Lululemon Athletica Inc 29,044
251 (b) MercadoLibre Inc 429,664
2,168 Starbucks Corp 201,689
2,399 (b) Tesla Inc 449,309
1,202 TJX Cos Inc/The 114,082
Total Consumer Discretionary 2,225,795
Consumer Staples - 6.7%
3,505 Archer-Daniels-Midland Co 194,808
813 (b) Bunge Global SA 71,617
7,461 Coca-Cola Co/The 443,855
1,042 (b) Darling Ingredients Inc 45,118
4,424 Kroger Co/The 204,123
1,479 PepsiCo Inc 249,256
3,284 Procter & Gamble Co/The 516,048
936 Target Corp 130,179
Total Consumer Staples 1,855,004
Energy - 2.1%
6,631 Baker Hughes Co 188,984
3,809 ONEOK Inc 259,964
1,389 Targa Resources Corp 118,009
Total Energy 566,957
Financials - 15.7%
695 Bank of America Corp 23,637
687 Cboe Global Markets Inc 126,305
1,219 Citigroup Inc 68,471
100 Fidelity National Information Services Inc 6,226
2,036 (b) Fiserv Inc 288,847
286 Goldman Sachs Group Inc/The 109,827
222 LPL Financial Holdings Inc 53,100
1,971 Marsh & McLennan Cos Inc 382,059
1,361 Mastercard Inc, Class A 611,402
1,722 MetLife Inc 119,369
3,882 Morgan Stanley 338,666
2,501 PNC Financial Services Group Inc/The 378,176
2,437 Progressive Corp/The 434,395
1,933 Regions Financial Corp 36,089

Nuveen ESG Large-Cap ETF (NULC)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Financials (continued)
2,824 (b) Robinhood Markets Inc, Class A $ 30,330
1,008 S&P Global Inc 451,937
481 Travelers Cos Inc/The 101,664
4,058 Truist Financial Corp 150,390
2,362 Visa Inc, Class A 645,440
Total Financials 4,356,330
Health Care - 13.7%
668 Amgen Inc 209,926
7,131 Bristol-Myers Squibb Co 348,492
83 Cigna Group/The 24,979
321 Cooper Cos Inc/The 119,743
1,744 Danaher Corp 418,403
3,809 (b) Edwards Lifesciences Corp 298,892
1,077 Eli Lilly & Co 695,322
457 (b) Exact Sciences Corp 29,888
4,328 Gilead Sciences Inc 338,709
1,118 HCA Healthcare Inc 340,878
1,594 (b) Hologic Inc 118,657
436 McKesson Corp 217,952
156 STERIS PLC 34,156
394 UnitedHealth Group Inc 201,626
998 (b) Veeva Systems Inc, Class A 206,995
442 West Pharmaceutical Services Inc 164,879
179 Zimmer Biomet Holdings Inc 22,483
Total Health Care 3,791,980
Industrials - 9.4%
30 3M Co 2,830
1,685 Automatic Data Processing Inc 414,139
468 (b) Axon Enterprise Inc 116,560
98 (b) Builders FirstSource Inc 17,026
5,477 Carrier Global Corp 299,647
995 Deere & Co 391,612
908 Dover Corp 136,000
547 Eaton Corp PLC 134,606
1,331 Ferguson PLC 250,042
2,248 Fortive Corp 175,749
832 Fortune Brands Innovations Inc 64,555
250 Jacobs Solutions Inc 33,692
22 Old Dominion Freight Line Inc 8,602
1,263 TransUnion 87,387
267 Union Pacific Corp 65,129
2,391 United Parcel Service Inc, Class B 339,283
102 United Rentals Inc 63,791
Total Industrials 2,600,650
Information Technology - 28.4%
497 (b) Adobe Inc 307,037
1,723 Applied Materials Inc 283,089
361 (b) Atlassian Corp Ltd, Class A 90,167
1,269 (b) Cadence Design Systems Inc 366,056
892 (b) Enphase Energy Inc 92,884
3,716 Gen Digital Inc 87,252
8,388 Hewlett Packard Enterprise Co 128,252
5,816 HP Inc 166,977
10,075 Intel Corp 434,031
2,721 International Business Machines Corp 499,739
2,117 Juniper Networks Inc 78,244
1,161 (b) Keysight Technologies Inc 177,935

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the
Shares Description (a) Value
Information Technology (continued)
8 Lam Research Corp $ 6,601
4,360 Marvell Technology Inc 295,172
5,489 Microsoft Corp 2,182,316
2,267 NVIDIA Corp 1,394,817
221 NXP Semiconductors NV 46,536
334 Paycom Software Inc 63,540
1,136 (b) Salesforce Inc 319,318
1,291 Seagate Technology Holdings PLC 110,613
702 (b) Synopsys Inc 374,412
1,006 Texas Instruments Inc 161,081
1,635 (b) Trimble Inc 83,156
2,119 (b) Western Digital Corp 121,313
Total Information Technology 7,870,538
Materials - 4.1%
96 Ball Corp 5,323
2,997 DuPont de Nemours Inc 185,215
781 Ecolab Inc 154,810
815 FMC Corp 45,803
1,696 LyondellBasell Industries NV, Class A 159,628
1,534 Newmont Corp 52,938
1,356 Sherwin-Williams Co/The 412,739
1,036 Steel Dynamics Inc 125,035
Total Materials 1,141,491
Real Estate - 2.0%
1,663 American Tower Corp 325,366
144 Crown Castle Inc 15,588
132 Equinix Inc 109,530
4,646 Host Hotels & Resorts Inc 89,296
Total Real Estate 539,780
Utilities - 1.8%
964 Consolidated Edison Inc 87,628
3,122 Exelon Corp 108,677
4,110 Sempra 294,111
Total Utilities 490,416
Total Common Stocks
(cost $22,841,568) 27,622,148
Total Long-Term Investments
(cost $22,841,568) 27,622,148
Other Assets & Liabilities, Net - 0.2% 44,436
Net Assets - 100% $ 27,666,584

Nuveen ESG Large-Cap ETF (NULC)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 27,622,148 $ – $ – $ 27,622,148
Total
$ 27,622,148 $ – $ – $ 27,622,148
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
S&P Standard & Poor's

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.9%
X –
COMMON STOCKS - 99.9%
Communication Services - 11.9%
328,506 (b) Alphabet Inc, Class A $ 46,023,691
391,904 (b) Alphabet Inc, Class C 55,571,987
39,744 (b) Charter Communications Inc, Class A 14,733,498
94,107 (b) Take-Two Interactive Software Inc 15,521,068
1,283,002 (b) Warner Bros Discovery Inc 12,855,680
Total Communication Services 144,705,924
Consumer Discretionary - 17.7%
2,988 (b) Airbnb Inc, Class A 430,690
147,763 (b) Aptiv PLC 12,017,565
3,033 (b) AutoZone Inc 8,377,540
6,304 (b) Booking Holdings Inc 22,111,091
8,017 (b) Chipotle Mexican Grill Inc 19,311,109
14,451 (b) Deckers Outdoor Corp 10,892,152
141,891 (b) DoorDash Inc, Class A 14,785,042
39,499 (b) Lululemon Athletica Inc 17,925,436
12,073 (b) MercadoLibre Inc 20,666,682
17,838 (b) O'Reilly Automotive Inc 18,249,166
12,316 Pool Corp 4,572,315
124,626 Starbucks Corp 11,593,957
218,374 (b) Tesla Inc 40,899,267
12,967 (b) Ulta Beauty Inc 6,510,083
62,063 Yum! Brands Inc 8,036,538
Total Consumer Discretionary 216,378,633
Consumer Staples - 6.0%
67,892 Church & Dwight Co Inc 6,779,016
48,964 Costco Wholesale Corp 34,024,104
81,798 Hershey Co/The 15,831,185
80,097 Lamb Weston Holdings Inc 8,205,137
97,779 Sysco Corp 7,913,255
Total Consumer Staples 72,752,697
Financials - 9.1%
21,139 FactSet Research Systems Inc 10,060,473
20,786 MarketAxess Holdings Inc 4,687,451
81,709 Mastercard Inc, Class A 36,706,134
48,436 Moody's Corp 18,988,849
145,799 Visa Inc, Class A 39,841,035
Total Financials 110,283,942
Health Care - 11.9%
26,131 Agilent Technologies Inc 3,399,643
14,930 Cooper Cos Inc/The 5,569,338
73,692 Danaher Corp 17,679,448
133,451 (b) Edwards Lifesciences Corp 10,471,900
20,294 Elevance Health Inc 10,013,871
68,456 Eli Lilly & Co 44,195,878
34,568 (b) Exact Sciences Corp 2,260,747
48,349 (b) Hologic Inc 3,599,099
13,489 (b) IDEXX Laboratories Inc 6,947,914
11,411 McKesson Corp 5,704,245
5,347 (b) Mettler-Toledo International Inc 6,401,375
13,245 (b) Repligen Corp 2,508,603
40,927 West Pharmaceutical Services Inc 15,266,999

Nuveen ESG Large-Cap Growth ETF (NULG)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Health Care (continued)
61,344 Zoetis Inc $ 11,521,017
Total Health Care 145,540,077
Industrials - 9.2%
84,056 Automatic Data Processing Inc 20,659,284
39,351 (b) Axon Enterprise Inc 9,800,760
10,454 Broadridge Financial Solutions Inc 2,134,707
30,833 Cintas Corp 18,640,707
28,619 Deere & Co 11,263,866
32,826 Graco Inc 2,800,058
8,211 IDEX Corp 1,736,626
40,722 Old Dominion Freight Line Inc 15,923,116
17,449 Otis Worldwide Corp 1,543,189
38,546 Quanta Services Inc 7,479,851
45,361 TransUnion 3,138,528
100,327 Veralto Corp 7,694,078
10,666 WW Grainger Inc 9,552,896
Total Industrials 112,367,666
Information Technology - 28.0%
48,328 (b) Adobe Inc 29,856,072
48,051 (b) ANSYS Inc 15,752,559
139,357 Applied Materials Inc 22,896,355
84,698 (b) Atlassian Corp Ltd, Class A 21,155,019
76,434 (b) Autodesk Inc 19,399,714
12,162 (b) Ceridian HCM Holding Inc 845,502
75,555 (b) Enphase Energy Inc 7,867,542
37,790 (b) Gartner Inc 17,286,658
40,667 Intuit Inc 25,674,297
34,495 (b) Keysight Technologies Inc 5,286,704
164,941 NVIDIA Corp 101,483,249
71,383 NXP Semiconductors NV 15,031,118
10,778 Paycom Software Inc 2,050,407
8,490 (b) Paylocity Holding Corp 1,344,901
65,851 (b) PTC Inc 11,895,983
109,416 Seagate Technology Holdings PLC 9,374,763
88,708 (b) Splunk Inc 13,605,146
71,340 (b) Workday Inc, Class A 20,764,934
Total Information Technology 341,570,923
Materials - 3.1%
22,363 Avery Dennison Corp 4,460,300
49,747 Ecolab Inc 9,860,850
65,496 Sherwin-Williams Co/The 19,935,673
30,262 Steel Dynamics Inc 3,652,321
Total Materials 37,909,144
Real Estate - 3.0%
80,116 American Tower Corp 15,674,695
171,684 (b) CBRE Group Inc, Class A 14,818,046
29,279 SBA Communications Corp 6,554,397
Total Real Estate 37,047,138
Total Common Stocks
(cost $1,077,632,364) 1,218,556,144
Total Long-Term Investments
(cost $1,077,632,364) 1,218,556,144
Other Assets & Liabilities, Net - 0.1% 1,381,125
Net Assets - 100% $ 1,219,937,269

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,218,556,144 $ – $ – $ 1,218,556,144
Total
$ 1,218,556,144 $ – $ – $ 1,218,556,144
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.7%
X –
COMMON STOCKS - 99.7%
Communication Services - 5.0%
8,884 Electronic Arts Inc $ 1,222,261
284,987 Interpublic Group of Cos Inc/The 9,401,721
802,836 Verizon Communications Inc 34,000,105
324,887 Walt Disney Co/The 31,205,396
Total Communication Services 75,829,483
Consumer Discretionary - 2.9%
31,609 Home Depot Inc/The 11,156,713
130,241 Lowe's Cos Inc 27,720,494
28,323 Vail Resorts Inc 6,287,706
Total Consumer Discretionary 45,164,913
Consumer Staples - 11.6%
285,009 Archer-Daniels-Midland Co 15,840,800
111,444 (b) Bunge Global SA 9,817,102
618,244 Coca-Cola Co/The 36,779,336
76,362 (b) Darling Ingredients Inc 3,306,475
438,023 Keurig Dr Pepper Inc 13,771,443
170,068 Kimberly-Clark Corp 20,573,126
470,807 Kroger Co/The 21,723,035
205,078 PepsiCo Inc 34,561,795
133,427 Procter & Gamble Co/The 20,966,719
Total Consumer Staples 177,339,831
Energy - 2.3%
484,986 Baker Hughes Co 13,822,101
313,010 ONEOK Inc 21,362,932
Total Energy 35,185,033
Financials - 21.1%
76,091 American Express Co 15,274,507
39,079 Assurant Inc 6,563,318
440,007 Bank of New York Mellon Corp/The 24,402,788
78,001 Cboe Global Markets Inc 14,340,484
386,370 Citigroup Inc 21,702,403
339,683 Fidelity National Information Services Inc 21,148,664
190,830 (b) Fiserv Inc 27,073,052
52,749 Goldman Sachs Group Inc/The 20,256,143
225,902 Hartford Financial Services Group Inc/The 19,644,438
127,430 Marsh & McLennan Cos Inc 24,701,031
325,382 MetLife Inc 22,555,480
291,145 Morgan Stanley 25,399,490
167,677 PNC Financial Services Group Inc/The 25,354,439
11,650 Prudential Financial Inc 1,222,435
693,946 Regions Financial Corp 12,955,972
114,776 Travelers Cos Inc/The 24,259,055
179,348 Truist Financial Corp 6,646,637
38,335 Willis Towers Watson PLC 9,441,911
Total Financials 322,942,247
Health Care - 16.7%
107,639 Amgen Inc 33,826,632
523,843 Bristol-Myers Squibb Co 25,600,207
60,696 CENCORA INC 14,122,745

Shares Description (a) Value
Health Care (continued)
49,589 Cigna Group/The $ 14,923,810
119,372 Danaher Corp 28,638,537
261,382 Gilead Sciences Inc 20,455,755
70,862 HCA Healthcare Inc 21,605,824
1,020,293 Pfizer Inc 27,629,534
72,985 STERIS PLC 15,980,066
74,007 UnitedHealth Group Inc 37,872,342
120,691 Zimmer Biomet Holdings Inc 15,158,790
Total Health Care 255,814,242
Industrials - 12.6%
1,981 3M Co 186,907
56,794 Broadridge Financial Solutions Inc 11,597,335
74,607 (b) Builders FirstSource Inc 12,961,474
12,211 Caterpillar Inc 3,667,085
440,426 CSX Corp 15,723,208
49,357 Deere & Co 19,425,928
100,979 Eaton Corp PLC 24,848,912
123,960 Ferguson PLC 23,287,126
252,222 Fortive Corp 19,718,716
12,623 Hubbell Inc 4,235,900
112,703 Ingersoll Rand Inc 9,000,462
93,152 Jacobs Solutions Inc 12,554,095
6,732 Johnson Controls International plc 354,709
75,051 Otis Worldwide Corp 6,637,510
32,308 Owens Corning 4,895,631
49,834 TransUnion 3,448,015
123,722 United Parcel Service Inc, Class B 17,556,152
5,054 United Rentals Inc 3,160,772
Total Industrials 193,259,937
Information Technology - 14.0%
76,369 Accenture PLC, Class A 27,789,152
2,901 (b) Akamai Technologies Inc 357,490
21,346 (b) Aspentech Corp 4,098,219
424,899 Cisco Systems Inc 21,321,432
75,057 (b) First Solar Inc 10,980,839
425,759 Gen Digital Inc 9,996,821
352,705 Hewlett Packard Enterprise Co 5,392,859
114,310 HP Inc 3,281,840
713,370 Intel Corp 30,731,980
184,437 International Business Machines Corp 33,873,699
12,825 Lam Research Corp 10,582,805
180,023 Marvell Technology Inc 12,187,557
72,119 NXP Semiconductors NV 15,186,098
175,673 Texas Instruments Inc 28,128,761
Total Information Technology 213,909,552
Materials - 5.5%
286,900 DuPont de Nemours Inc 17,730,420
109,911 Ecolab Inc 21,786,558
92,636 FMC Corp 5,206,143
191,635 LyondellBasell Industries NV, Class A 18,036,686
254,104 Newmont Corp 8,769,129
30,387 PPG Industries Inc 4,285,783
75,774 Steel Dynamics Inc 9,145,164
Total Materials 84,959,883

Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Real Estate - 3.7%
109,764 American Tower Corp $ 21,475,327
511,569 Host Hotels & Resorts Inc 9,832,356
15,003 Iron Mountain Inc 1,013,003
36,271 Prologis Inc 4,595,173
220,989 Welltower Inc 19,117,758
Total Real Estate 56,033,617
Utilities - 4.3%
128,934 CenterPoint Energy Inc 3,602,416
223,283 Consolidated Edison Inc 20,296,425
30,582 Eversource Energy 1,658,156
535,833 Exelon Corp 18,652,347
295,793 Sempra 21,166,947
Total Utilities 65,376,291
Total Common Stocks
(cost $1,474,772,781) 1,525,815,029
Total Long-Term Investments
(cost $1,474,772,781) 1,525,815,029
Other Assets & Liabilities, Net - 0.3% 4,183,401
Net Assets - 100% $ 1,529,998,430
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,525,815,029 $ – $ – $ 1,525,815,029
Total
$ 1,525,815,029 $ – $ – $ 1,525,815,029
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 100.0%
X –
COMMON STOCKS - 100.0%
Communication Services - 9.6%
49,260 (b) Liberty Broadband Corp, Class C $ 3,864,447
86,379 (b) Liberty Media Corp-Liberty Formula One, Class C 5,808,988
86,016 (b) Match Group Inc 3,301,294
62,009 (b) Roku Inc 5,460,512
563,726 (b) Snap Inc, Class A 8,957,606
55,735 (b) Take-Two Interactive Software Inc 9,192,374
Total Communication Services 36,585,221
Consumer Discretionary - 6.0%
15,076 (b) Burlington Stores Inc 2,881,777
12,142 (b) Deckers Outdoor Corp 9,151,790
446 (b) NVR Inc 3,155,579
20,282 Pool Corp 7,529,692
131 (b) Ulta Beauty Inc 65,769
Total Consumer Discretionary 22,784,607
Consumer Staples - 1.9%
12,528 Church & Dwight Co Inc 1,250,921
58,693 Lamb Weston Holdings Inc 6,012,511
Total Consumer Staples 7,263,432
Financials - 9.3%
107,442 Brown & Brown Inc 8,333,201
12,031 Everest Group Ltd 4,631,574
14,856 FactSet Research Systems Inc 7,070,268
7,780 Jack Henry & Associates Inc 1,290,157
34,468 LPL Financial Holdings Inc 8,244,401
26,596 MarketAxess Holdings Inc 5,997,664
Total Financials 35,567,265
Health Care - 12.0%
22,781 Cooper Cos Inc/The 8,497,997
55,647 (b) DaVita Inc 6,018,780
1,791 (b) Mettler-Toledo International Inc 2,144,167
9,262 (b) Molina Healthcare Inc 3,301,347
38,591 (b) Repligen Corp 7,309,135
26,466 (b) Waters Corp 8,408,513
27,225 West Pharmaceutical Services Inc 10,155,742
Total Health Care 45,835,681
Industrials - 16.4%
33,443 (b) Axon Enterprise Inc 8,329,314
31,987 Broadridge Financial Solutions Inc 6,531,745
13,646 Expeditors International of Washington Inc 1,723,899
65,906 Graco Inc 5,621,782
12,691 IDEX Corp 2,684,146
15,343 Lennox International Inc 6,569,259
52,638 Quanta Services Inc 10,214,404
97,811 TransUnion 6,767,543
19,814 Veralto Corp 1,519,536
14,365 WW Grainger Inc 12,865,869
Total Industrials 62,827,497

Nuveen ESG Mid-Cap Growth ETF (NUMG)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Information Technology - 37.9%
53,909 (b) Akamai Technologies Inc $ 6,643,206
17,464 (b) ANSYS Inc 5,725,223
91,951 (b) Ceridian HCM Holding Inc 6,392,434
261,216 (b) Confluent Inc, Class A 5,840,790
71,477 (b) Enphase Energy Inc 7,442,900
9,094 (b) Fair Isaac Corp 10,902,160
25,988 (b) Gartner Inc 11,887,951
18,647 (b) HubSpot Inc 11,393,317
44,744 (b) Keysight Technologies Inc 6,857,465
100,536 (b) Lattice Semiconductor Corp 6,118,621
24,928 (b) MongoDB Inc 9,984,163
37,606 (b) Paylocity Holding Corp 5,957,166
51,287 (b) PTC Inc 9,264,997
95,983 Seagate Technology Holdings PLC 8,223,823
60,754 (b) Splunk Inc 9,317,841
85,716 (b) Twilio Inc, Class A 6,028,406
312,396 (b) UiPath Inc, Class A 7,178,860
40,330 (b) Zscaler Inc 9,504,571
Total Information Technology 144,663,894
Materials - 2.8%
247 Avery Dennison Corp 49,264
47,207 Vulcan Materials Co 10,669,254
Total Materials 10,718,518
Real Estate - 4.1%
117,614 (b) CBRE Group Inc, Class A 10,151,264
23,839 SBA Communications Corp 5,336,599
Total Real Estate 15,487,863
Total Common Stocks
(cost $341,979,762) 381,733,978
Total Long-Term Investments
(cost $341,979,762) 381,733,978
Other Assets & Liabilities, Net - 0.0% 183,285
Net Assets - 100% $ 381,917,263

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 381,733,978 $ – $ – $ 381,733,978
Total
$ 381,733,978 $ – $ – $ 381,733,978
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.9%
X –
COMMON STOCKS - 99.9%
Communication Services - 3.8%
79,389 Fox Corp, Class B $ 2,382,464
136,553 Interpublic Group of Cos Inc/The 4,504,884
61,777 Omnicom Group Inc 5,583,405
Total Communication Services 12,470,753
Consumer Discretionary - 9.7%
43,965 Bath & Body Works Inc 1,875,547
59,427 BorgWarner Inc 2,014,575
72,807 (b) CarMax Inc 5,182,402
43,573 DR Horton Inc 6,227,018
48,661 Hasbro Inc 2,381,956
108,196 LKQ Corp 5,049,507
23,060 (b),(c) Lucid Group Inc 77,943
43,123 PulteGroup Inc 4,508,941
20,290 Vail Resorts Inc 4,504,380
Total Consumer Discretionary 31,822,269
Consumer Staples - 5.3%
49,244 (b) Bunge Global SA 4,337,904
35,133 Church & Dwight Co Inc 3,508,030
371 Clorox Co/The 53,887
106,985 Conagra Brands Inc 3,118,613
64,117 Kellanova 3,511,047
41,601 McCormick & Co Inc/MD 2,835,524
Total Consumer Staples 17,365,005
Energy - 3.8%
173,138 Baker Hughes Co 4,934,433
110,904 ONEOK Inc 7,569,198
Total Energy 12,503,631
Financials - 16.8%
161,151 Ally Financial Inc 5,911,019
258,719 Annaly Capital Management Inc 4,964,818
28,300 Assurant Inc 4,752,985
31,171 Cboe Global Markets Inc 5,730,788
48,349 Citizens Financial Group Inc 1,581,012
8,203 Discover Financial Services 865,580
65,067 Fifth Third Bancorp 2,227,894
78,119 Hartford Financial Services Group Inc/The 6,793,228
160,162 Huntington Bancshares Inc/OH 2,038,862
14,207 Jack Henry & Associates Inc 2,355,947
80,954 Nasdaq Inc 4,676,713
13,450 Northern Trust Corp 1,071,158
298,900 Regions Financial Corp 5,580,463
401,809 (b) Robinhood Markets Inc, Class A 4,315,429
33,703 State Street Corp 2,489,641
3,284 Synchrony Financial 127,649
Total Financials 55,483,186
Health Care - 7.7%
161,189 (b) Avantor Inc 3,705,735
14,668 (b) Exact Sciences Corp 959,287
8,841 (b) Henry Schein Inc 661,660

Shares Description (a) Value
Health Care (continued)
6,128 (b) Incyte Corp $ 360,143
36,916 (b) Jazz Pharmaceuticals PLC 4,530,332
23,083 Laboratory Corp of America Holdings 5,131,351
10,629 Quest Diagnostics Inc 1,365,083
11,546 ResMed Inc 2,196,049
28,141 STERIS PLC 6,161,472
1,745 Teleflex Inc 423,738
Total Health Care 25,494,850
Industrials - 19.7%
27,771 Broadridge Financial Solutions Inc 5,670,838
33,544 (b) Builders FirstSource Inc 5,827,599
829 CH Robinson Worldwide Inc 69,711
9,678 Dover Corp 1,449,571
41,058 Expeditors International of Washington Inc 5,186,857
41,806 Ferguson PLC 7,853,675
6,019 IDEX Corp 1,273,018
70,229 Ingersoll Rand Inc 5,608,488
12,247 JB Hunt Transport Services Inc 2,461,402
37,209 Owens Corning 5,638,280
44,368 Pentair PLC 3,246,407
38,845 Robert Half Inc 3,089,731
62,909 TransUnion 4,352,674
14,378 United Rentals Inc 8,992,001
37,715 Xylem Inc/NY 4,240,675
Total Industrials 64,960,927
Information Technology - 7.5%
33,250 (b) First Solar Inc 4,864,475
235,835 Gen Digital Inc 5,537,406
356,990 Hewlett Packard Enterprise Co 5,458,377
22,251 (b) Keysight Technologies Inc 3,410,188
89,663 (b) Trimble Inc 4,560,260
14,930 (b) Western Digital Corp 854,743
Total Information Technology 24,685,449
Materials - 7.9%
263 Avery Dennison Corp 52,455
58,351 Ball Corp 3,235,563
82,082 FMC Corp 4,613,008
75,006 International Flavors & Fragrances Inc 6,051,484
13,105 Martin Marietta Materials Inc 6,662,844
43,359 Steel Dynamics Inc 5,232,998
Total Materials 25,848,352
Real Estate - 9.2%
29,507 Alexandria Real Estate Equities Inc 3,567,396
58,087 Boston Properties Inc 3,862,786
16,942 Camden Property Trust 1,589,837
3,198 Healthpeak Properties Inc 59,163
282,761 Host Hotels & Resorts Inc 5,434,666
87,055 Iron Mountain Inc 5,877,954
214,629 Kimco Realty Corp 4,335,506
980 Regency Centers Corp 61,417
119,339 Ventas Inc 5,536,136
Total Real Estate 30,324,861

Nuveen ESG Mid-Cap Value ETF (NUMV)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Utilities - 8.5%
41,619 Atmos Energy Corp $ 4,742,069
196,134 CenterPoint Energy Inc 5,479,984
91,024 CMS Energy Corp 5,202,932
130,024 Essential Utilities Inc 4,662,660
54,926 Eversource Energy 2,978,088
183,471 NiSource Inc 4,764,742
Total Utilities 27,830,475
Total Common Stocks
(cost $306,467,801) 328,789,758
Total Long-Term Investments
(cost $306,467,801) 328,789,758
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
64,743 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(e) $ 64,743
Total Investments Purchased with Collateral from Securities Lending
(cost $64,743) 64,743
Total Investments (cost $ 306,532,544 ) - 99 .9% 328,854,501
Other Assets & Liabilities, Net - 0.1% 430,297
Net Assets - 100% $ 329,284,798
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 328,789,758 $ – $ – $ 328,789,758
Investments Purchased with Collateral from
Securities Lending 64,743 – – 64,743
Total
$ 328,854,501 $ – $ – $ 328,854,501
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $58,183.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.9%
X –
COMMON STOCKS - 99.9%
Communication Services - 1.9%
63,754 (b) AMC Entertainment Holdings Inc, Class A $ 258,204
76,069 (b) Cars.com Inc 1,325,883
79,309 (b) Cinemark Holdings Inc 1,096,843
319,026 (b) Clear Channel Outdoor Holdings Inc 548,725
46,373 (b) Consolidated Communications Holdings Inc 201,259
94,049 (b) Eventbrite Inc, Class A 787,190
54,159 (b) Frontier Communications Parent Inc 1,333,936
57,490 (b) Gogo Inc 508,787
81,316 Gray Television Inc 776,568
100,244 (b) iHeartCommunications Inc, Class A 271,661
50,493 Iridium Communications Inc 1,830,876
52,920 John Wiley & Sons Inc, Class A 1,790,813
22,563 (b) Liberty Latin America Ltd, Class A 158,844
24,976 (b) Lions Gate Entertainment Corp, Class B 242,267
140,361 (b) Magnite Inc 1,242,195
24,699 (b) MediaAlpha Inc, Class A 314,912
85,204 New York Times Co/The, Class A 4,137,506
108,608 TEGNA Inc 1,693,199
36,319 (b) Vimeo Inc 144,186
39,706 (b) WideOpenWest Inc 147,309
24,786 (b) ZoomInfo Technologies Inc 397,567
Total Communication Services 19,208,730
Consumer Discretionary - 15.5%
33,029 (b) 1-800-Flowers.com Inc, Class A 343,502
261,724 ADT Inc 1,709,058
7,162 (b) America's Car-Mart Inc/TX 436,094
171,486 Aramark 4,986,813
18,131 (b) Asbury Automotive Group Inc 3,790,467
9,440 (b) AutoNation Inc 1,318,390
33,916 (b) Beazer Homes USA Inc 1,076,833
53,245 (b) Bright Horizons Family Solutions Inc 5,231,321
21,187 (b) Brinker International Inc 906,592
53,590 Brunswick Corp/DE 4,323,641
16,165 Carriage Services Inc 399,437
7,664 Carter's Inc 579,705
132,318 (b) Chegg Inc 1,303,332
10,264 Columbia Sportswear Co 813,525
45,277 (b) Crocs Inc 4,594,710
12,566 Dine Brands Global Inc 586,204
42,328 (b) European Wax Center Inc, Class A 628,148
12,161 Foot Locker Inc 342,454
97,180 (b) Frontdoor Inc 3,183,617
54,770 Gap Inc/The 1,023,651
16,883 Group 1 Automotive Inc 4,390,593
175,981 H&R Block Inc 8,242,950
22,755 Harley-Davidson Inc 738,400
25,326 (b) Helen of Troy Ltd 2,899,827
31,698 (b) iRobot Corp 431,093
59,433 Kontoor Brands Inc 3,483,962
21,721 LCI Industries 2,417,113
5,911 Leggett & Platt Inc 137,194
210,739 (b) Leslie's Inc 1,414,059
112,075 Levi Strauss & Co, Class A 1,824,581
24,950 Lithia Motors Inc 7,356,508

Shares Description (a) Value
Consumer Discretionary (continued)
316,205 (b),(c) Luminar Technologies Inc $ 860,078
23,634 (b) MarineMax Inc 661,752
37,440 Marriott Vacations Worldwide Corp 3,140,842
18,300 (b) MasterCraft Boat Holdings Inc 354,471
358,942 (b) Mattel Inc 6,421,472
6,201 Meritage Homes Corp 1,026,948
30,027 (b) Modine Manufacturing Co 2,074,565
18,762 Movado Group Inc 517,456
24,527 Murphy USA Inc 8,646,258
81,876 (b) National Vision Holdings Inc 1,556,463
158,198 Newell Brands Inc 1,316,207
87,901 Nordstrom Inc 1,595,403
37,781 (b) ODP Corp/The 1,932,120
34,205 (b) Overstock.com Inc 752,168
85,788 (b) Petco Health & Wellness Co Inc 205,033
44,788 (b) Planet Fitness Inc 3,034,835
4,951 PVH Corp 595,407
120,826 (b) Rover Group Inc 1,321,836
46,310 (b) SeaWorld Entertainment Inc 2,287,714
155,149 Service Corp International/US 10,413,601
3,641 Signet Jewelers Ltd 362,207
23,977 (b) Sleep Number Corp 246,963
147,140 (b) Sonos Inc 2,292,441
10,960 Steven Madden Ltd 459,005
49,482 (b) Stride Inc 2,966,446
70,660 Tapestry Inc 2,740,901
29,841 (b) Taylor Morrison Home Corp 1,555,910
35,131 Thor Industries Inc 3,970,506
11,941 (b) TopBuild Corp 4,407,781
102,858 (b) Topgolf Callaway Brands Corp 1,354,640
73,833 (b) Traeger Inc 161,694
88,391 Travel + Leisure Co 3,572,764
8,227 (b) Tri Pointe Homes Inc 284,078
74,918 Valvoline Inc 2,733,758
47,472 (b) Victoria's Secret & Co 1,236,646
64,403 Wendy's Co/The 1,228,809
14,349 Whirlpool Corp 1,571,502
19,023 Williams-Sonoma Inc 3,678,858
35,389 Winnebago Industries Inc 2,325,765
26,251 (b) XPEL Inc 1,403,116
30,181 (b),(c) Xponential Fitness Inc, Class A 333,802
58,417 (b) YETI Holdings Inc 2,568,595
Total Consumer Discretionary 161,084,590
Consumer Staples - 3.2%
38,754 Andersons Inc/The 2,042,723
10,237 Casey's General Stores Inc 2,777,912
121,166 Flowers Foods Inc 2,762,585
51,134 (b) Freshpet Inc 4,402,637
41,047 (b) Hain Celestial Group Inc/The 439,613
50,848 (b) Mission Produce Inc 507,972
32,979 (b) Performance Food Group Co 2,396,914
43,043 Spectrum Brands Holdings Inc 3,384,041
40,136 (b) TreeHouse Foods Inc 1,689,726
175,233 (b) US Foods Holding Corp 8,062,470
32,255 (b) Vital Farms Inc 463,827
13,860 WD-40 Co 3,589,463
87,777 WK Kellogg Co 1,140,223
Total Consumer Staples 33,660,106

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Energy - 3.6%
179,523 Archrock Inc $ 2,933,406
61,334 Cactus Inc, Class A 2,603,015
236,390 ChampionX Corp 6,479,450
215,750 (b) Clean Energy Fuels Corp 636,462
78,533 Delek US Holdings Inc 2,122,747
23,641 (b) DMC Global Inc 402,370
22,229 Excelerate Energy Inc, Class A 340,548
111,388 (b) Expro Group Holdings NV 1,960,429
64,805 (b) Green Plains Inc 1,343,408
234,276 NOV Inc 4,570,725
102,128 (b) Oceaneering International Inc 2,122,220
291,059 TechnipFMC PLC 5,629,081
55,742 (b) Weatherford International PLC 4,991,696
72,871 World Kinect Corp 1,644,698
Total Energy 37,780,255
Financials - 17.0%
589,040 AGNC Investment Corp 5,584,099
19,862 Amalgamated Financial Corp 527,535
22,655 A-Mark Precious Metals Inc 611,005
128,591 Apollo Commercial Real Estate Finance Inc 1,435,076
49,643 Artisan Partners Asset Management Inc, Class A 2,080,042
6,045 Atlantic Union Bankshares Corp 206,497
19,506 Banc of California Inc 268,793
51,302 (b) Bancorp Inc/The 2,238,819
28,573 Bank OZK 1,288,928
5,928 Banner Corp 276,126
16,881 Bar Harbor Bankshares 444,139
29,734 Berkshire Hills Bancorp Inc 713,616
36,009 BOK Financial Corp 3,018,995
59,096 Bread Financial Holdings Inc 2,143,412
73,074 (b) BRP Group Inc, Class A 1,639,781
8,654 Cadence Bank 230,369
8,928 Cambridge Bancorp 612,372
84,120 Commerce Bancshares Inc/MO 4,384,334
30,063 (b) Donnelley Financial Solutions Inc 1,867,514
115,296 East West Bancorp Inc 8,394,702
35,966 Enterprise Financial Services Corp 1,497,265
76,917 EVERTEC Inc 3,088,987
124,228 First American Financial Corp 7,497,160
150,605 First BanCorp/Puerto Rico 2,512,091
10,012 First Financial Bancorp 224,469
371,406 First Horizon Corp 5,288,821
19,345 First Interstate BancSystem Inc, Class A 532,374
384,624 FNB Corp/PA 5,069,344
88,856 Glacier Bancorp Inc 3,435,173
47,795 Hancock Whitney Corp 2,156,032
31,890 Hanmi Financial Corp 534,157
122,108 Hannon Armstrong Sustainable Infrastructure Capital Inc 2,904,949
4,932 Hanover Insurance Group Inc/The 651,073
29,287 Independent Bank Corp 1,642,708
23,920 Independent Bank Corp/MI 608,525
64,607 International Bancshares Corp 3,415,126
35,467 Invesco Mortgage Capital Inc 312,464
79,608 Jackson Financial Inc, Class A 3,985,973
7,884 Lincoln National Corp 216,416
32,812 Moelis & Co, Class A 1,803,676
16,268 Morningstar Inc 4,543,652
3,573 Nelnet Inc, Class A 311,315
55,876 OFG Bancorp 2,054,561
56,895 Old National Bancorp/IN 937,061

Shares Description (a) Value
Financials (continued)
29,910 (b) Palomar Holdings Inc $ 1,790,712
43,796 PennyMac Financial Services Inc 3,819,887
3,398 Pinnacle Financial Partners Inc 300,315
27,373 PJT Partners Inc, Class A 2,632,461
35,239 Primerica Inc 8,251,564
13,408 ProAssurance Corp 180,472
51,352 (b) PROG Holdings Inc 1,573,425
34,304 Reinsurance Group of America Inc 5,965,123
139,198 (b) Rocket Cos Inc, Class A 1,713,527
119,317 (b) Ryan Specialty Holdings Inc 5,168,812
4,303 Selective Insurance Group Inc 451,213
43,399 SouthState Corp 3,606,457
232,975 Starwood Property Trust Inc 4,736,382
33,013 Stewart Information Services Corp 2,035,582
105,815 Synovus Financial Corp 3,984,993
54,153 Unum Group 2,617,756
396,091 Valley National Bancorp 3,810,395
39,553 Walker & Dunlop Inc 3,820,424
66,809 Webster Financial Corp 3,305,709
104,946 Western Alliance Bancorp 6,712,346
360,335 Western Union Co/The 4,529,411
40,445 (b) WEX Inc 8,266,554
135,536 WisdomTree Inc 917,579
68,821 Zions Bancorp NA 2,883,600
Total Financials 176,264,225
Health Care - 12.4%
316,267 (b) 23andMe Holding Co, Class A 231,223
62,372 (b) 89bio Inc 617,483
2,647 (b) Acadia Healthcare Co Inc 217,425
82,259 (b) Accolade Inc 931,172
23,087 (b),(c) ACELYRIN Inc 175,923
97,566 (b) AdaptHealth Corp 704,427
48,652 (b) Agiliti Inc 344,943
51,864 (b) Alector Inc 309,109
93,299 (b) Alkermes PLC 2,523,738
56,111 (b) Alphatec Holdings Inc 902,826
34,945 (b) Alpine Immune Sciences Inc 929,886
45,873 (b) AMN Healthcare Services Inc 3,395,061
62,160 (b),(c) Anavex Life Sciences Corp 371,095
28,636 (b) Arcellx Inc 1,770,850
28,840 (b) Arcturus Therapeutics Holdings Inc 950,855
32,033 (b) Arrowhead Pharmaceuticals Inc 1,028,259
25,835 (b) Arvinas Inc 1,072,152
1,611 Atrion Corp 547,740
49,664 (b) Avidity Biosciences Inc 607,391
18,952 (b) Axsome Therapeutics Inc 1,706,249
31,975 (b) Azenta Inc 2,084,770
77,701 (b) Biohaven Ltd 3,456,140
214,679 (b) Brookdale Senior Living Inc 1,174,294
30,571 (b) Cabaletta Bio Inc 626,094
48,142 (b),(c) Cassava Sciences Inc 1,153,001
30,600 (b) Castle Biosciences Inc 706,248
20,647 (b) Cogent Biosciences Inc 91,466
11,209 (b) CorVel Corp 2,637,926
27,262 (b),(c) CRISPR Therapeutics AG 1,716,143
41,024 (b) Cross Country Healthcare Inc 871,760
58,835 (b) CryoPort Inc 853,696
28,026 (b) Cullinan Oncology Inc 424,314
76,780 (b) Cymabay Therapeutics Inc 1,805,098
26,327 (b) Cytokinetics Inc 2,056,929

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Health Care (continued)
9,635 (b) Disc Medicine Inc $ 633,501
106,326 (b) DocGo Inc 393,406
297,258 (b) Elanco Animal Health Inc 4,381,583
68,967 Embecta Corp 1,182,094
22,053 (b),(c) Enliven Therapeutics Inc 346,232
36,702 (b) Enovis Corp 2,154,407
24,832 Ensign Group Inc/The 2,811,479
13,967 (b) Entrada Therapeutics Inc 203,499
23,121 (b) Envista Holdings Corp 543,343
18,623 (b) Establishment Labs Holdings Inc 716,985
52,366 (b) Fortrea Holdings Inc 1,621,251
19,309 (b) Fulgent Genetics Inc 474,808
110,832 (b) Geron Corp 203,931
11,323 (b) Glaukos Corp 1,008,087
40,426 (b) Haemonetics Corp 3,090,972
51,108 (b) Health Catalyst Inc 499,325
51,911 (b) Ideaya Biosciences Inc 2,259,686
17,125 (b) Inari Medical Inc 975,269
10,360 (b) Integer Holdings Corp 1,049,675
9,641 (b) Integra LifeSciences Holdings Corp 387,086
10,998 (b) Intellia Therapeutics Inc 261,972
19,057 (b) Janux Therapeutics Inc 163,128
21,998 (b) Karuna Therapeutics Inc 6,894,613
24,316 (b) Keros Therapeutics Inc 1,346,134
41,585 (b) Kymera Therapeutics Inc 1,363,156
155,970 (b),(c) Lyell Immunopharma Inc 285,425
4,901 (b) Merit Medical Systems Inc 383,748
44,163 (b) Merus NV 1,575,736
13,594 (b) ModivCare Inc 540,633
21,549 (b) MoonLake Immunotherapeutics 1,204,158
34,381 (b) Morphic Holding Inc 1,089,534
95,593 (b) NeoGenomics Inc 1,419,556
74,340 (b) Novocure Ltd 1,034,813
44,646 (b) Omnicell Inc 1,436,262
40,086 (b) OraSure Technologies Inc 295,434
42,268 (b) Orthofix Medical Inc 587,103
87,518 (b) Owens & Minor Inc 1,724,980
38,900 (b) Paragon 28 Inc 493,252
55,949 Patterson Cos Inc 1,670,637
13,127 (b) Pennant Group Inc/The 197,036
4,793 (b) Penumbra Inc 1,208,747
33,381 (b) PetIQ Inc 599,857
32,960 (b) Phathom Pharmaceuticals Inc 220,832
35,116 (b) Pliant Therapeutics Inc 629,279
38,787 (b) PROCEPT BioRobotics Corp 1,795,838
23,930 (b) Progyny Inc 911,494
202,050 (b) Project Roadrunner Parent Inc 2,068,992
55,313 (b) Protagonist Therapeutics Inc 1,383,378
47,925 (b) Prothena Corp PLC 1,360,591
34,228 (b) QuidelOrtho Corp 2,344,960
26,126 (b) RAPT Therapeutics Inc 646,618
171,893 (b),(c) Recursion Pharmaceuticals Inc, Class A 1,617,513
94,222 (b) Revance Therapeutics Inc 473,937
27,592 (b) RxSight Inc 1,255,712
52,641 (b) Sana Biotechnology Inc 288,999
58,540 (b) Scholar Rock Holding Corp 816,633
364,815 (b) Sharecare Inc 412,241
21,565 (b) Shockwave Medical Inc 4,879,081
118,519 (b) Sotera Health Co 1,744,600
5,969 (b) STAAR Surgical Co 167,192
167,317 (b),(c) Summit Therapeutics Inc 655,883

Shares Description (a) Value
Health Care (continued)
43,894 (b) Syndax Pharmaceuticals Inc $ 899,388
48,984 (b) Tango Therapeutics Inc 575,562
25,511 (b) Tarsus Pharmaceuticals Inc 694,920
120,256 (b) Teladoc Health Inc 2,336,574
37,091 (b) Terns Pharmaceuticals Inc 192,131
46,315 (b) Treace Medical Concepts Inc 624,326
8,752 (b) UFP Technologies Inc 1,474,800
15,814 (b) Ultragenyx Pharmaceutical Inc 697,556
32,391 (b) Varex Imaging Corp 624,175
23,390 (b) Vaxcyte Inc 1,670,514
55,309 (b) Ventyx Biosciences Inc 116,702
29,703 (b) Vera Therapeutics Inc 1,081,783
13,117 (b) Veradigm Inc 119,758
49,655 (b) Verve Therapeutics Inc 537,267
38,694 (b) Viridian Therapeutics Inc 744,859
14,951 (b) Xencor Inc 279,584
40,814 (b) Xenon Pharmaceuticals Inc 1,845,609
44,796 (b) Zymeworks Inc 485,589
Total Health Care 128,383,089
Industrials - 17.5%
50,878 AAON Inc 3,569,600
113,192 ACCO Brands Corp 688,207
53,891 Advanced Drainage Systems Inc 7,028,464
3,954 AGCO Corp 483,693
127,069 Air Lease Corp 5,312,755
1,177 ArcBest Corp 140,216
21,663 Arcosa Inc 1,695,780
15,141 Argan Inc 671,201
155,252 (b) Array Technologies Inc 2,055,536
43,507 (b) ASGN Inc 4,038,320
19,937 (b) Atkore Inc 3,040,991
29,707 AZZ Inc 1,855,202
57,862 Barnes Group Inc 1,915,811
25,110 (b) Beacon Roofing Supply Inc 2,081,368
47,712 Boise Cascade Co 6,463,068
53,970 Brady Corp 3,250,613
31,067 (b) Chart Industries Inc 3,626,140
366,564 (b),(c) Clarivate PLC 3,277,082
18,381 Comfort Systems USA Inc 3,997,316
52,204 Concentrix Corp 4,639,369
57,811 Crane Co 7,174,923
37,677 CSG Systems International Inc 1,895,530
52,508 Deluxe Corp 992,926
128,374 (b) DNOW Inc 1,295,294
2,371 Donaldson Co Inc 153,143
31,148 EMCOR Group Inc 7,105,170
67,911 (b) Energy Recovery Inc 1,053,300
67,363 Enerpac Tool Group Corp 2,103,747
199,740 (b) ExlService Holdings Inc 6,247,867
61,165 First Advantage Corp 1,001,271
122,405 (b),(c) Freyr Battery Inc 165,247
28,832 (b) FTI Consulting Inc 5,524,500
541,361 (b) FuelCell Energy Inc 649,633
31,448 (b) Generac Holdings Inc 3,574,694
25,408 Granite Construction Inc 1,146,155
48,645 (b) GXO Logistics Inc 2,645,315
56,268 Hexcel Corp 3,735,633
3,584 Hillenbrand Inc 166,907
56,218 HNI Corp 2,289,197
4,282 ICF International Inc 595,369

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Industrials (continued)
69,652 Interface Inc $ 864,381
15,138 John Bean Technologies Corp 1,495,029
75,994 KBR Inc 3,960,047
10,232 Kelly Services Inc, Class A 210,268
79,947 (b) Kratos Defense & Security Solutions Inc 1,353,503
1,818 Landstar System Inc 348,547
63,279 (b) Leonardo DRS Inc 1,228,245
13,135 Lindsay Corp 1,708,995
56,154 (b) Mercury Systems Inc 1,665,528
32,743 Moog Inc, Class A 4,577,471
101,251 (b) MRC Global Inc 1,079,336
15,336 Mueller Water Products Inc, Class A 210,257
19,933 (b) MYR Group Inc 2,867,362
34,742 (b) NEXTracker Inc, Class A 1,572,770
58,381 nVent Electric PLC 3,505,195
190,411 Pitney Bowes Inc 782,589
490,952 (b),(c) Plug Power Inc 2,184,736
11,427 Powell Industries Inc 1,354,442
25,207 (b) Proto Labs Inc 909,721
177,292 (b) Resideo Technologies Inc 2,973,187
8,800 Rush Enterprises Inc 415,976
6,400 Rush Enterprises Inc, Class A 287,424
15,057 Ryder System Inc 1,710,023
10,059 (b) Saia Inc 4,532,384
54,106 (b) SiteOne Landscape Supply Inc 8,362,082
6,085 (b) SPX Technologies Inc 612,394
179,851 (b),(c) Stem Inc 532,359
157,782 (b) Sunrun Inc 2,284,683
39,554 (b) TriNet Group Inc 4,497,290
28,210 (b) Triumph Group Inc 457,002
36,324 (b) TrueBlue Inc 500,545
15,012 (b) V2X Inc 583,817
421,154 (b) Virgin Galactic Holdings Inc 749,654
16,092 VSE Corp 999,474
11,276 WESCO International Inc 1,956,612
90,162 (b) WillScot Mobile Mini Holdings Corp 4,264,663
50,385 (b) XPO Inc 4,304,894
Total Industrials 181,249,438
Information Technology - 14.0%
130,969 (b) ACI Worldwide Inc 3,938,238
25,786 (b) Altair Engineering Inc, Class A 2,192,326
22,685 (b) Appfolio Inc, Class A 4,973,913
55,034 (b) AvidXchange Holdings Inc 603,173
35,364 Badger Meter Inc 5,092,062
48,571 Belden Inc 3,602,997
30,102 (b) Blackbaud Inc 2,435,854
13,916 (b) Box Inc, Class A 361,538
69,935 (b) Calix Inc 2,320,443
70,084 (b) Cantaloupe Inc 477,272
15,469 Cass Information Systems Inc 667,642
44,119 (b) Cerence Inc 883,262
45,600 (b) Cirrus Logic Inc 3,520,320
247,903 (b) CommScope Holding Co Inc 575,135
7,341 (b) CommVault Systems Inc 673,023
21,373 (b) CS Disco Inc 174,831
17,109 (b),(c) Digimarc Corp 606,001
71,679 Dolby Laboratories Inc, Class A 5,962,259
106,745 (b) DoubleVerify Holdings Inc 4,270,867
246,464 (b) DXC Technology Co 5,372,915
182,709 (b) E2open Parent Holdings Inc 686,986

Shares Description (a) Value
Information Technology (continued)
49,354 (b) Envestnet Inc $ 2,521,989
32,037 (b) ePlus Inc 2,420,075
199,445 (b) Flex Ltd 4,734,824
24,136 (b) Gitlab Inc, Class A 1,716,311
127,335 (b) Harmonic Inc 1,489,820
118,670 (b) Infinera Corp 586,230
38,029 (b) Informatica Inc, Class A 1,140,870
17,820 (b) Insight Enterprises Inc 3,292,067
31,792 InterDigital Inc 3,339,750
54,391 (b) Itron Inc 3,923,767
9,112 (b) Jamf Holding Corp 168,936
20,597 (b) Kimball Electronics Inc 489,797
36,370 Kulicke & Soffa Industries Inc 1,830,138
4,467 Littelfuse Inc 1,080,567
16,908 (b) LiveRamp Holdings Inc 667,528
65,260 (b) Matterport Inc 146,835
40,689 Methode Electronics Inc 844,704
210,386 (b) Mirion Technologies Inc 1,988,148
8,014 (b) Model N Inc 215,977
71,531 (b) N-able Inc 928,472
161,529 (b) NCR Corp 2,374,476
32,913 (b) Novanta Inc 5,086,704
119,910 (b) Nutanix Inc, Class A 6,738,942
24,631 (b) Onto Innovation Inc 3,977,907
57,712 (b) Paycor HCM Inc 1,121,344
36,728 (b) PDF Solutions Inc 1,145,914
3,618 Pegasystems Inc 176,341
16,848 Power Integrations Inc 1,262,926
90,494 (b) Procore Technologies Inc 6,460,367
44,808 Progress Software Corp 2,545,543
13,893 (b) PROS Holdings Inc 478,197
94,388 (b) Rambus Inc 6,468,410
95,405 (b) Repay Holdings Corp 747,975
112,618 (b) Ribbon Communications Inc 342,359
7,855 (b) Rogers Corp 905,446
29,670 (b) ScanSource Inc 1,164,844
5,188 (b) Silicon Laboratories Inc 639,992
30,735 (b) SPS Commerce Inc 5,649,093
46,211 (b) Teradata Corp 2,134,024
57,363 (b) Veeco Instruments Inc 1,828,732
119,297 Vontier Corp 4,126,483
36,454 (b) Weave Communications Inc 457,133
62,618 (b) Wolfspeed Inc 2,038,216
49,652 (b) Xperi Inc 530,283
51,356 (b) Ziff Davis Inc 3,461,394
Total Information Technology 144,780,907
Materials - 5.5%
2,722 AptarGroup Inc 353,533
24,544 (b) ATI Inc 1,003,113
159,784 (b) Axalta Coating Systems Ltd 5,180,197
38,534 Balchem Corp 5,400,925
79,245 Berry Global Group Inc 5,187,378
198,958 (b) Coeur Mining Inc 535,197
105,092 Commercial Metals Co 5,487,904
42,197 Compass Minerals International Inc 949,011
255,905 Element Solutions Inc 5,688,768
90,683 Graphic Packaging Holding Co 2,313,323
5,016 Greif Inc, Class B 314,503
24,225 Hawkins Inc 1,612,658
4,011 HB Fuller Co 303,914

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Materials (continued)
28,079 Innospec Inc $ 3,260,253
29,065 (b) Knife River Corp 1,903,467
25,003 Koppers Holdings Inc 1,278,653
25,008 Materion Corp 2,925,186
36,736 Minerals Technologies Inc 2,400,698
37,411 Myers Industries Inc 701,456
11,991 Olympic Steel Inc 810,352
48,224 (b) Ranpak Holdings Corp 198,683
8,307 Royal Gold Inc 950,238
29,185 Ryerson Holding Corp 1,001,629
19,745 Sealed Air Corp 682,190
50,420 Sensient Technologies Corp 3,127,553
26,905 Stepan Co 2,401,809
31,103 (b) TimkenSteel Corp 639,167
Total Materials 56,611,758
Real Estate - 7.0%
43,023 (b) Anywhere Real Estate Inc 306,324
57,764 Armada Hoffler Properties Inc 690,857
192,364 Brandywine Realty Trust 911,805
14,576 CBL & Associates Properties Inc 340,787
417,221 (b) Compass Inc, Class A 1,435,240
119,542 (b) Cushman & Wakefield PLC 1,257,582
109,822 Easterly Government Properties Inc 1,348,614
164,078 Empire State Realty Trust Inc, Class A 1,562,022
35,083 Equity Commonwealth 670,436
21,523 Federal Realty Investment Trust 2,189,535
56,584 First Industrial Realty Trust Inc 2,915,208
2,873 (b) Howard Hughes Holdings Inc 230,070
149,126 Hudson Pacific Properties Inc 1,221,342
19,703 (b) Jones Lang LaSalle Inc 3,488,613
32,986 Kennedy-Wilson Holdings Inc 344,704
129,296 Kilroy Realty Corp 4,623,625
256,764 Macerich Co/The 4,054,304
6,548 Marcus & Millichap Inc 249,413
135,507 Omega Healthcare Investors Inc 3,929,703
179,164 Outfront Media Inc 2,332,715
179,325 Park Hotels & Resorts Inc 2,704,221
114,916 Phillips Edison & Co Inc 3,988,734
41,592 Piedmont Office Realty Trust Inc, Class A 282,826
96,471 PotlatchDeltic Corp 4,315,148
137,221 Rexford Industrial Realty Inc 7,216,452
53,244 Ryman Hospitality Properties Inc 5,851,516
58,475 SL Green Realty Corp 2,628,451
128,861 Summit Hotel Properties Inc 835,019
127,063 Tanger Inc 3,417,995
23,852 (b) Tejon Ranch Co 376,385
58,628 Terreno Realty Corp 3,501,850
288,438 Uniti Group Inc 1,517,184
12,828 Veris Residential Inc 195,627
127,054 Xenia Hotels & Resorts Inc 1,693,630
Total Real Estate 72,627,937
Utilities - 2.3%
26,443 American States Water Co 1,972,648
39,513 Clearway Energy Inc, Class A 887,462
98,169 Clearway Energy Inc, Class C 2,379,616
115,126 New Jersey Resources Corp 4,700,595
53,934 ONE Gas Inc 3,309,930
53,889 Ormat Technologies Inc 3,485,540
8,148 SJW Group 485,132

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Utilities (continued)
132,255 (b),(c) Sunnova Energy International Inc $ 1,391,323
252,767 UGI Corp 5,596,261
Total Utilities 24,208,507
Total Common Stocks
(cost $990,602,864) 1,035,859,542
Shares Description (a) Value
X –
COMMON STOCK RIGHTS - 0.0%
Health Care - 0.0%
18,959 (d) Achillion Pharmaceuticals Inc 8,721
26,689 Bristol-Myers Squibb Co 18,683
23,934 (d) CinCor Pharma Inc 73,238
Total Health Care 100,642
Total Common Stock Rights
(cost $0) 100,642
Total Long-Term Investments
(cost $990,602,864) 1,035,960,184
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
8,634,279 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(f) $ 8,634,279
Total Investments Purchased with Collateral from Securities Lending
(cost $8,634,279) 8,634,279
Total Investments (cost $ 999,237,143 ) - 100 .7% 1,044,594,463
Other Assets & Liabilities, Net - (0.7)% (7,772,710)
Net Assets - 100% $ 1,036,821,753

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,035,859,542 $ – $ – $ 1,035,859,542
Common Stock Rights – 18,683 81,959 100,642
Investments Purchased with Collateral from
Securities Lending 8,634,279 – – 8,634,279
Total
$ 1,044,493,821 $ 18,683 $ 81,959 $ 1,044,594,463
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $8,299,150.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.